Taxes - Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Deferred tax assets	$ (114,980)	$ (140,756)
Deferred income tax liabilities	61,799	94,317
Net deferred income tax assets	(53,181)	(46,439)	$ 39,473
Temporary differences from provisions of asset retirements obligations and other
Statement Line Items [Line Items]
Deferred tax assets	(41,753)	(55,341)
Unused tax losses
Statement Line Items [Line Items]
Deferred tax assets	(73,227)	(85,415)
Temporary differences from inventory
Statement Line Items [Line Items]
Deferred income tax liabilities	5,950	0
Temporary differences from property, plant and equipment
Statement Line Items [Line Items]
Deferred income tax liabilities	55,849	81,917
Temporary differences from investments in subsidiaries
Statement Line Items [Line Items]
Deferred income tax liabilities	$ 0	$ 12,400